Restricted Bank Balance, Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Bank Balance, Cash and Cash Equivalents [Abstract]
Schedule of Restricted Bank Balance, Cash and Cash Equivalents
	2024	2023

Cash in hand	26,560	15,065
Balances in current accounts	28,819,186	28,399,437
	28,845,746	28,414,502
The above consist of the following:
Non-current
Restricted bank balance (Note 15)	8,500,000	8,500,000
	8,500,000	8,500,000
Current
Cash and cash equivalents	13,447,206	7,718,655
Restricted bank balance	6,898,540	12,195,847
	20,345,746	19,914,502